Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the SEC.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company has not considered the effect of the warrants sold in the Public Offering (including the over-allotment) and private placement warrants to purchase approximately 13,333,333 and 6,333,334 shares of the Company's Class A common stock, respectively, in the calculation of diluted income per share, since their inclusion would be anti-dilutive.

The Company’s consolidated statement of operations includes a presentation of net income per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock is calculated by dividing the interest income earned on the Trust Account of $5,111,208, net of applicable franchise taxes of $153,971, working capital up to $250,000 annually, and income taxes of $944,494, by the weighted average number of Class A common stock since issuance. Net loss per common share for basic and diluted for Class B common stock is calculated by dividing the net loss of $1,453,333, which excludes income attributable to Class A common stock, by the weighted average number of Class B common stock outstanding for the period.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act") exempts emerging growth companies from being required to comply with new or revised financial accounting  standards until private companies (that is, those that have not had a registration statement under the Securities Act of 1933, as amended (the "Securities Act"), declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act") are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements  that apply to non-emerging  growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements  with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential  differences in accounting standards used.

Concentration of Credit Risk

Concentration of Credit Risk

Financial  instruments that potentially  subject the Company  to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository  insurance coverage of $250,000. The Company  has not experienced losses on these accounts and management believes the Company  is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair  Value Measurements and Disclosures,” approximates the carrying amounts represented  in the consolidated balance sheet with the exception of investments in Trust, as they are carried at amortized cost.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions  that affect the reported  amounts  of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the consolidated financial statements and the reported  amounts  of revenue and expenses during the reporting  period. Actual results could differ from those estimates.

Offering Costs

Offering Costs

The Company complies with the requirements  of the ASC 340‑10‑S99‑1. Offering costs of $22,555,869 consisting principally of underwriters' discounts of $22,000,000 (including $14,000,000 of which payment is deferred) and $555,869 of professional, printing, filing, regulatory and other costs were charged to additional paid-in capital upon completion of the Public Offering. Approximately $224,395 of such offering expenses were accrued but unpaid at December 31, 2019.

Redeemable Shares

Redeemable Shares

As discussed in Note 1, all of the 40,000,000 shares of Class A common stock sold as parts of the Units in the Public Offering contain a redemption feature which allows for the redemption of shares of Class A common stock under the Company's Charter. In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of FASB ASC 480. Although the Company has not specified a maximum redemption threshold, its Charter provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of Class A common stock shall be affected by charges against additional paid in capital.

Accordingly, at December 31, 2019, 38,427,853 shares of the 40,000,000 shares of Class A common stock included in the Units were classified outside of permanent equity.

Income Taxes

Income Taxes

The Company  complies with the accounting  and reporting  requirements  of Financial  Accounting Standards Board Accounting  Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting  and reporting  for income taxes. Deferred income tax assets and liabilities are computed  for differences between the financial statement  and tax bases of assets and liabilities that will result in future taxable or deductible amounts,  based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount  expected to be realized.

There were no unrecognized tax benefits as of December 31, 2019. FASB ASC 740 prescribes a recognition threshold and a measurement  attribute for the financial statement  recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company  recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts  were accrued for the payment of interest and penalties at December 31, 2019. The Company  is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company  is subject to income tax examinations by major taxing authorities since inception. The Company's currently taxable income primarily consists of interest income on the Trust Account. The Company's general and administrative costs are generally considered start-up costs and are not currently deductible. During the period from March 27, 2019 (inception) to December 31, 2019, the Company recorded an income tax expense of $944,494.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.